Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	Feb 29, 2012

RUSSELL INVESTMENT COMPANY

Supplement dated June 29, 2012 to

PROSPECTUS DATED February 29, 2012

As supplemented through June 12, 2012

RUSSELL U.S. VALUE FUND RISK/RETURN SUMMARY: Effective August 15, 2012, the following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Value Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.87%	0.87%	0.54%	0.62%
Total Annual Fund Operating Expenses	2.32%	1.57%	1.24%	1.32%

#	“Total Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above.

The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. On or around August 7, 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated higher to reflect the impact of lower assets under management for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	$ 235	$ 160	$ 126	$ 135
3 Years	$ 724	$ 496	$ 393	$ 420
5 Years	$ 1,240	$ 856	$ 680	$ 726
10 Years	$ 2,655	$ 1,869	$ 1,499	$ 1,596

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	ric4_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated June 29, 2012 to

PROSPECTUS DATED February 29, 2012

As supplemented through June 12, 2012

RUSSELL U.S. VALUE FUND RISK/RETURN SUMMARY: Effective August 15, 2012, the following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Value Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.87%	0.87%	0.54%	0.62%
Total Annual Fund Operating Expenses	2.32%	1.57%	1.24%	1.32%

#	“Total Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above.

The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. On or around August 7, 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated higher to reflect the impact of lower assets under management for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	$ 235	$ 160	$ 126	$ 135
3 Years	$ 724	$ 496	$ 393	$ 420
5 Years	$ 1,240	$ 856	$ 680	$ 726
10 Years	$ 2,655	$ 1,869	$ 1,499	$ 1,596

Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric4_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated June 29, 2012 to

PROSPECTUS DATED February 29, 2012

As supplemented through June 12, 2012

RUSSELL U.S. VALUE FUND RISK/RETURN SUMMARY: Effective August 15, 2012, the following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Value Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.87%	0.87%	0.54%	0.62%
Total Annual Fund Operating Expenses	2.32%	1.57%	1.24%	1.32%

#	“Total Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above.

The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. On or around August 7, 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated higher to reflect the impact of lower assets under management for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	$ 235	$ 160	$ 126	$ 135
3 Years	$ 724	$ 496	$ 393	$ 420
5 Years	$ 1,240	$ 856	$ 680	$ 726
10 Years	$ 2,655	$ 1,869	$ 1,499	$ 1,596

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Russell U.S. Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,655
Russell U.S. Value Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,869
Russell U.S. Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,499
Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	726
10 Years	rr_ExpenseExampleYear10	1,596

[1]	"Total Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. On or around August 7, 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated higher to reflect the impact of lower assets under management for the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012